Equity (Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of votes entitled of each class B common stock	15
Share repurchase authorization	$ 6.5
Class A Common Stock [Member]
Voting power	66.67%	66.67%
Class B Common Stock [Member]
Voting power	33.33%	33.33%